Inventories	12 Months Ended
Mar. 31, 2026
Inventories [Abstract]
INVENTORIES

NOTE – 7 INVENTORIES

The Company’s inventories consisted of the following:-

	March 31, 2026	March 31, 2025

Satellite network and information technology equipment, at cost	$1,228,077	$690,521

No reserve for obsolete inventories as of March 31, 2026 and March 31, 2025.